Cash and Cash Equivalents and Margin Cash (Tables)	9 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents and Margin Cash [Abstract]
Schedule of Considered as Cash and Cash Equivalents
Cash and cash equivalents	September 30, 2025	December 31, 2024
Cash on hand and at banks	1,962,794	2,197,822
CDB (bank certificates of deposit) / Overnight investments (1)	1,595,421	3,415,850
	3,558,215	5,613,672

Margin cash
CME (Chicago Mercantile Exchange) Margin investments (2)	524,040	104,220
Investments in Treasury Bills (3)	29,806	32,334
	553,846	136,554

Investment funds
Investment funds (4)	45,831	—
	45,831	—

Total	4,157,892	5,750,226

(1)	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Overnight investments at JBS USA are equivalent to fixed-income instruments, earning interest at the FED rate + 0.05%.

(2)	CME margin investments represent margin deposits allocated to fixed-income equivalent instruments. These investments accrue interest based on the Interest Rate on Reserve Balances (IORB).

(3)	Government securities (such as Tesouro Selic) are public debt instruments issued by the Brazilian Treasury, acquired through financial institutions with conditions and characteristics similar to bank certificates of deposit (CDBs).

(4)	Investment of US$45.1 million in a FIDC (Credit Rights Investment Fund) maturing in 2035, with a fixed interest rate of 5% per year.